Debt - Additional Information (Detail) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Maximum cash borrowings and letters of credit	$ 329,000,000	$ 360,000,000
Credit Facility	129,000,000	73,000,000
Letters of credit outstanding	69,000,000	86,000,000
Amount of availability of remaining borrowings	67,000,000	154,000,000
Estimated fair value of the borrowings under lines of credit and long-term debt	833,000,000
Carrying value of the borrowings under lines of credit and long-term debt	813,942,000	757,969,000	747,686,000
APAC credit facility [Member]
Debt Instrument [Line Items]
Credit Facility	14,885,000	18,147,000	18,335,000
U.S. [Member]
Debt Instrument [Line Items]
Amount of remaining borrowing capacity available for letters of credit	18,000,000
EMEA and APAC [Member]
Debt Instrument [Line Items]
Amount of remaining borrowing capacity available for letters of credit	$ 64,000,000